Financial and capital management - Equity price exposures (Details) - Equity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	5.00%
Interest rate exposure, interest rate percent decrease	5.00%
Reasonably possible change in risk variable impact on net earnings	$ 38
Forward contract | Settlement of share-based compensation plans
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 45	$ 111